UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2001

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          APRIL 23, 2001


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        70
FORM 13F INFORMATION VALUE TOTAL:              $245381

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2415     51175   Sole		     51175
Agilent Tech	Common	00846U101    886     28828   Sole		     28828
Alza Corp.	Common	022615108    224      5520   Sole                     5520
America On Line Common	00184A105    364      9075   Sole                     9075
American ExpressCommon  025816109    330      8000   Sole                     8000
Am. Home Prod.  Common	026609107   1489     25344   Sole	             25344
Am. Intl. Gr	Common	026874107   1816     22553   Sole                    22553
Anheuser Busch	Common	035229103   1000     21764   Sole                    21764
Ashanti GoldfielCommon	043743202     29     15000   Sole                    15000
Automatic Data 	Common	053015103   6333    116456   Sole                   116456
Bellsouth	Common	079860102    346      8445   Sole                     8445
Berkshire Hath	Common	084670991  40186       614   Sole                      614
Berkshire Hath	Common	084670207   2970      1365   Sole                     1365
Bristol-Myers 	Common	110122108   2310     38882   Sole                    38882
Chevron		Common	166751107    343      3910   Sole                     3910
Cisco Systems	Common	17275R102   4220    266859   Sole                   266859
Citigroup       Common  172967101    237      5261   Sole                     5261
Coca-Cola Co.	Common	191216100  11808    261492   Sole                   261492
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
CVS Corp	Common  126650100    313      5350   Sole                     5350
El Paso Corp    Common  28336L109    294      4500   Sole                     4500
Emerson Elec.	Common	291011104    459      7406   Sole                     7406
ExxonMobil	Common	30231G102   7027     86750   Sole                    86750
Federal Natl MtgCommon  313586109    299      3752   Sole                     3752
First Data      Common	319963104   7479    125250   Sole                   125250
Freddie Mac	Common	313400301  13900    214405   Sole                   214405
General ElectricCommon	369604103  18214    435122   Sole                   435122
Gillette Co.	Common	375766102  12228    392288   Sole                   392288
Hewlett Packard	Common	428236103   5025    160700   Sole                   160700
H.J. Heinz Co.	Common	423074103    879     21863   Sole		     21863
Home Depot	Common	437076102    405      9402   Sole		      9402
IBM		Common	459200101    814      8462   Sole                     8462
Intel Corp.	Common	458140100   7079    269044   Sole                   269044
Johnson & JohnsoCommon	471160104   5062     57874   Sole                    57874
J.P. Morgan ChasCommon	46625H100   1012     22528   Sole                    22528
Kimberly Clark  Common  494368103    224      3300   Sole                     3300
Ligand PharmaceuCommon	53220K207     98     10000   Sole                    10000
Lucent Tech.	Common	549463107    172     17272   Sole                    17272
MBNA Corp.	Common	55262L100    219      6626   Sole                     6626
Medtronic	Common	585055106  13374    292381   Sole                   292381
Merck & Co.	Common	589331107   7670    101053   Sole                   101053
Microsoft	Common	594918104  12078    220847   Sole                   220847
Minn. Mining 	Common	604059105   1057     10178   Sole                    10178
Moody's Corp.	Common	615369105  11105    402941   Sole		    402941
Morgan Stanley  Common  617446448    354      6616   Sole                     6616
Mutual Risk Mgt.Common	628351108   3061    422158   Sole                   422158
National City 	Common	635405103   6520    243757   Sole                   243757
Paychex Inc     Common  704326107    358      9651   Sole                     9651
PepsiCo		Common	713448108    312      7101   Sole                     7101
Pfizer Inc.	Common	717081103   5413    132189   Sole                   132189
PNC Bank Corp.	Common	693475105    318      4699   Sole                     4699
PPG Industries	Common	693506107    357      7747   Sole                     7747
Procter & GambleCommon	742718109   1310     20921   Sole                    20921
Royal Dutch Pet Common  780257804    244      4400   Sole                     4400
Sara Lee Corp.	Common	803111103    450     20841   Sole                    20841
SBC CommunicatioCommon	78387G103    233      5219   Sole		      5219
Spieker Prop.	Common	848497103    241      4400   Sole                     4400
Sun Trust Banks	Common	867914103    220      3400   Sole		      3400
Target Corp.	Common	87612E106    271      7502   Sole		      7502
Transaction SystCommon  893416107   9591   1340246   Sole                  1340246
Teppco Partners L.P.	872384102    283     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    333     10001   Sole		     10001
Tyco Intl	Common	920124106    333      7701   Sole                     7701
Unitrin Inc.	Common	913275103    274      7540   Sole                     7540
Valspar Corp.	Common	920355104    339     11801   Sole                    11801
Walgreen Co.	Common	931422109   1006     24651   Sole                    24651
Wal-mart Stores Common  931142103    217      4300   Sole                     4300
Walt Disney Co.	Common	254687106    494     17272   Sole                    17272
Wells Fargo	Common	949746101    787     15901   Sole                    15901
Wm. Wrigley Jr. Common	982526105   8270    171402   Sole                   171402
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